CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Share [Member]	Additional Paid in Capital [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling interest [Member]
Beginning balance, value at Mar. 31, 2022	$ 3,675,161	$ 0	$ 665,985	$ 2,587,747	$ 185,177	$ 236,252
Beginning balance , shares at Mar. 31, 2022		2,333,333
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(3,572,108)			(3,474,512)		(97,596)
Initial public offering, net of share issuance costs	13,440,253		13,440,253
Stock Issued During Period, Shares, New Issues		283,333
Investment in subsidiary by additional 10% – MTM Animation	(73,890)					(73,890)
Foreign currency translation gain	(750,768)				(734,913)	(15,855)
Ending balance, value at Mar. 31, 2023	12,718,648	$ 0	14,106,238	(886,765)	(549,736)	48,911
Ending balance , shares at Mar. 31, 2023		2,616,666
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	967,249			1,022,956		(55,707)
Exercise of Warrant B	0
Exercise of Warrant B, shares		66,667
Share issuance	1,658,637		1,658,637
Share issuance, shares		449,977
Stock based compensation	1,954,880		1,954,880
Stock based compensation, shares		304,616
Elimination of NCI at disposal of subsidiary	(10,537)					(10,537)
Foreign currency translation gain	457,057				455,769	1,288
Ending balance, value at Mar. 31, 2024	17,745,934	$ 0	17,719,755	136,191	(93,967)	(16,045)
Ending balance , shares at Mar. 31, 2024		3,437,926
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(15,746,353)			(15,842,407)		96,054
Exercise Of Warrant A	1,864,893		1,864,893
Exercise of Warrant A, shares		933,681
Share issuance	145,727		145,727
Share issuance, shares		200,000
Stock based compensation	1,917,186		1,917,186
Stock based compensation, shares		1,035,741
Foreign currency translation gain	(732,041)				(729,851)	(2,190)
Ending balance, value at Mar. 31, 2025	$ 5,195,346	$ 0	$ 21,647,561	$ (15,706,216)	$ (823,818)	$ 77,819
Ending balance , shares at Mar. 31, 2025		5,607,348